JPMorgan Investor Growth and Income Fund Investment Objectives and Goals - R6 Shares [Member] - JPMorgan Investor Growth and Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R6/JFBUX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.